Sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) S/ / $ $ / $ € / $ $ / $ R$ / $ $ / T
Scenario II
Financial risk management
Decrease in risk assumption	(25.00%)
Increase in risk assumption	25.00%
Scenario III
Financial risk management
Decrease in risk assumption	(50.00%)
Increase in risk assumption	50.00%
Foreign exchange risk | BRL
Financial risk management
Quotation - price | R$ / $	5.1967
Foreign exchange risk | BRL | Scenario I
Financial risk management
Decrease in risk assumption	(0.54%)
Impact on profit (loss) of decrease in assumption	$ 537
Impact on comprehensive income of decrease in assumption	229
Foreign exchange risk | BRL | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	21,566
Impact on comprehensive income of decrease in assumption	10,570
Impact on profit (loss) of increase in assumption	(21,566)
Impacts on comprehensive income of increase in assumption	(10,570)
Foreign exchange risk | BRL | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	43,133
Impact on comprehensive income of decrease in assumption	21,140
Impact on profit (loss) of increase in assumption	(43,133)
Impacts on comprehensive income of increase in assumption	$ (21,140)
Foreign exchange risk | EUR
Financial risk management
Quotation - price | € / $	1.2273
Foreign exchange risk | EUR | Scenario I
Financial risk management
Decrease in risk assumption	(3.85%)
Impact on profit (loss) of decrease in assumption	$ (116)
Foreign exchange risk | EUR | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(755)
Impact on profit (loss) of increase in assumption	755
Foreign exchange risk | EUR | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(1,510)
Impact on profit (loss) of increase in assumption	$ 1,510
Foreign exchange risk | PEN
Financial risk management
Quotation - price | S/ / $	3.6224
Foreign exchange risk | PEN | Scenario I
Financial risk management
Increase in risk assumption	3.79%
Impact on profit (loss) of increase in assumption	$ 1,636
Foreign exchange risk | PEN | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(10,779)
Impact on profit (loss) of increase in assumption	10,779
Foreign exchange risk | PEN | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(21,557)
Impact on profit (loss) of increase in assumption	$ 21,557
Foreign exchange risk | CAD
Financial risk management
Quotation - price | $ / $	1.2750
Foreign exchange risk | CAD | Scenario I
Financial risk management
Decrease in risk assumption	(1.92%)
Impact on comprehensive income of decrease in assumption	$ (26)
Foreign exchange risk | CAD | Scenario II
Financial risk management
Impact on comprehensive income of decrease in assumption	(343)
Impacts on comprehensive income of increase in assumption	343
Foreign exchange risk | CAD | Scenario III
Financial risk management
Impact on comprehensive income of decrease in assumption	(687)
Impacts on comprehensive income of increase in assumption	$ 687
Foreign exchange risk | NAD
Financial risk management
Quotation - price | $ / $	14.6960
Foreign exchange risk | NAD | Scenario I
Financial risk management
Increase in risk assumption	12.05%
Impacts on comprehensive income of increase in assumption	$ 236
Foreign exchange risk | NAD | Scenario II
Financial risk management
Impact on comprehensive income of decrease in assumption	(489)
Impacts on comprehensive income of increase in assumption	489
Foreign exchange risk | NAD | Scenario III
Financial risk management
Impact on comprehensive income of decrease in assumption	(978)
Impacts on comprehensive income of increase in assumption	$ 978
BRL - CDI interest rate risk
Financial risk management
Quotation - rate	1.90%
BRL - CDI interest rate risk | Scenario I
Financial risk management
Increase in risk assumption	0.01%
Impact on profit (loss) of increase in assumption	$ 4,085
BRL - CDI interest rate risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	5,850
Impact on profit (loss) of increase in assumption	(5,441)
BRL - CDI interest rate risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	12,146
Impact on profit (loss) of increase in assumption	$ (10,509)
USD - LIBOR interest rate risk
Financial risk management
Quotation - rate	0.23%
USD - LIBOR interest rate risk | Scenario I
Financial risk management
Increase in risk assumption	0.07%
Impact on profit (loss) of increase in assumption	$ (208)
Impacts on comprehensive income of increase in assumption	0
USD - LIBOR interest rate risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(246)
Impact on comprehensive income of decrease in assumption	(1)
Impact on profit (loss) of increase in assumption	243
Impacts on comprehensive income of increase in assumption	1
USD - LIBOR interest rate risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(495)
Impact on comprehensive income of decrease in assumption	(2)
Impact on profit (loss) of increase in assumption	483
Impacts on comprehensive income of increase in assumption	$ 2
Zinc price risk
Financial risk management
Quotation - price | $ / T	2,723
Zinc price risk | Scenario I
Financial risk management
Decrease in risk assumption	(13.71%)
Impact on profit (loss) of decrease in assumption	$ 6,321
Impact on comprehensive income of decrease in assumption	(891)
Zinc price risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	11,522
Impact on comprehensive income of decrease in assumption	(1,625)
Impact on profit (loss) of increase in assumption	(11,522)
Impacts on comprehensive income of increase in assumption	1,625
Zinc price risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	23,044
Impact on comprehensive income of decrease in assumption	(3,249)
Impact on profit (loss) of increase in assumption	(23,044)
Impacts on comprehensive income of increase in assumption	3,249
Cash, cash equivalents and financial investments | Foreign exchange risk | BRL
Financial risk management
Net exposure	205,466
Cash, cash equivalents and financial investments | Foreign exchange risk | EUR
Financial risk management
Net exposure	3,021
Cash, cash equivalents and financial investments | Foreign exchange risk | PEN
Financial risk management
Net exposure	45,890
Cash, cash equivalents and financial investments | Foreign exchange risk | CAD
Financial risk management
Net exposure	1,373
Cash, cash equivalents and financial investments | Foreign exchange risk | NAD
Financial risk management
Net exposure	1,956
Cash, cash equivalents and financial investments | BRL - CDI interest rate risk
Financial risk management
Net exposure	205,407
Loans and financings | Foreign exchange risk | BRL
Financial risk management
Net exposure	445,783
Loans and financings | Foreign exchange risk | PEN
Financial risk management
Net exposure	2,775
Loans and financings | BRL - CDI interest rate risk
Financial risk management
Net exposure	156,927
Loans and financings | USD - LIBOR interest rate risk
Financial risk management
Net exposure	238,792
Derivative financial instruments | Foreign exchange risk | BRL
Financial risk management
Net exposure	892
Derivative financial instruments | BRL - CDI interest rate risk
Financial risk management
Net exposure	892
Derivative financial instruments | USD - LIBOR interest rate risk
Financial risk management
Net exposure	3,796
Derivative financial instruments | Zinc price risk
Financial risk management
Net exposure	$ 4,214